TRADING ASSETS (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 1,879	€ 2,165	[1]		$ 2,047
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	(2)	(5)		€ (15)
Securities that are pledged as collateral included in trading assets	1,589	1,083
Debt securities issued by other governments and public sector entities
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	269	151
Debt securities issued by foreign financial institutions
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	8	13
Corporate debt securities issued by Greek companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	23	38
Equity securities issued by Greek companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	14	6
Equity securities issued by foreign companies
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	0	6
Mutual fund units
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	8	8
Greek treasury bills
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	1,492	1,858
Foreign treasury bills
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 65	€ 85

[1]	Please see Note 43 for information regarding the restatement